Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	$ 309,878	$ 378,989	$ 692,918	$ 750,274
Total equipment trading revenues:	16,411	13,971	28,326	24,117
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	116,750	135,328	265,719	259,354
Total equipment trading revenues:	2,181	6,483	4,165	8,474
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	159,760	204,971	361,827	403,870
Total equipment trading revenues:	2,886	2,605	4,422	4,538
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	14,803	22,743	31,021	55,545
Total equipment trading revenues:	8,524	2,840	15,275	6,697
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	1,047	1,050	2,195	2,122
Total equipment trading revenues:	0	0	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues:	17,518	14,897	32,156	29,383
Total equipment trading revenues:	$ 2,820	$ 2,043	$ 4,464	$ 4,408